Assets and Liabilities Held for Sale - Assets and liabilities held for sale (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
F&U Credit information Co., Ltd. [member]
Assets and Liabilities Held for Sale [Line Items]
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates	₩ 7,367